INVESTMENT SECURITIES (Tables)	12 Months Ended
Dec. 31, 2020
INVESTMENT SECURITIES
Schedule of Investment securities

Investment securities consisted of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Available-for-sale debt securities:
Mengmei Life Pty. Ltd (“Mengmei”)(a).	23,523,746	—
Equity securities with readily determinable fair value:
Warrant to purchase Mengmei’s interests(a).	5,302	—
Others.	50,000	50,000
	23,579,048	50,000

(a)   On September 7, 2018, the Group entered into an investment agreement with Mengmei to acquire 9,375,000 redeemable convertible preferred shares, which represented 8.15% equity interest of Mengmei on a fully-diluted basis, in exchange for a cash consideration of US$3 million (equivalent to RMB20,587,500). The investment was classified as AFS debt security because the investment contains substantive liquidation preference and redemption provision and is redeemable at the option of the investor. The Group recorded the investment at fair value. Unrealized gain of US$256,068 (equivalent to RMB1,693,634) and US$230,731 (equivalent to RMB1,591,098) and US$208,098 (equivalent to RMB1,456,370), net of nil income taxes were recorded in other comprehensive income for the years ended December 31, 2018, 2019 and 2020, respectively.